Private Placement (Details Narrative) - USD ($)			3 Months Ended	11 Months Ended
	Jun. 18, 2021	Jun. 03, 2021	Mar. 31, 2023	Dec. 31, 2021	Jun. 03, 2022
Class of Warrant or Right [Line Items]
Proceeds from issuance of warrants				$ 9,190,140
Over-Allotment Option [Member]
Class of Warrant or Right [Line Items]
Number of units issued	326,000	1,500,000	1,500,000	1,500,000
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants to purchase of shares issued					1,548,900
Exercise price of warrant					$ 1.00
Private Placement Warrants [Member] | Private Placement [Member]
Class of Warrant or Right [Line Items]
Number of warrants to purchase of shares issued	97,800	4,571,000
Exercise price of warrant	$ 1.00	$ 1.00
Proceeds from issuance of warrants	$ 97,800	$ 4,571,000
Private Placement Warrants [Member] | Private Placement [Member] | Sponsor [Member]
Class of Warrant or Right [Line Items]
Number of warrants to purchase of shares issued	74,980	3,871,000
Private Placement Warrants [Member] | Private Placement [Member] | Maxim Groups Llc [Member]
Class of Warrant or Right [Line Items]
Number of warrants to purchase of shares issued	22,820	700,000